(Loss) Earnings Per Share - Schedule of Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Numerator
Net (loss) income - basic	$ 8,004,730	$ 1,275,882	$ 1,296,203
Net (loss) income - diluted	$ 8,004,730	$ 1,275,882	$ 1,296,203
Denominator
Weighted average number of ordinary shares outstanding – basic	14,353,540	12,294,521	11,500,000
Weighted average number of ordinary shares outstanding – diluted	14,353,540	12,294,521	11,500,000
(Loss) earnings per share – basic	$ 0.56	$ 0.1	$ 0.11
(Loss) earnings per share – diluted	$ 0.56	$ 0.1	$ 0.11